PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 9,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $9,000,000, in a private placement. Each Private Placement Warrant is exercisable to purchase one Class A common stock at a price of $11.50. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

On

A
ugust 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units, at $10.00 per Unit, and the sale of an additional 982,754 Private Placement Warrants, at $1.00 per Private Warrant.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 9,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $9,000,000, in a private placement. Each Private Placement Warrant is exercisable to purchase one Class A common stock at a price of $11.50. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
On August 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units, at $10.00 per Unit, and the sale of an additional 982,754 Private Placement Warrants, at $1.00 per Private Warrant.